Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	3 Months Ended
Mar. 31, 2021 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	318,417
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 5.19
RSU granted (in shares) | shares	201,553
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 4.28
RSUs vested (in shares) | shares	(148,435)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (4.86)
RSUs forfeited (in shares) | shares	0
RSUs forfeited during the period, Weighted average fair value at grant date | $ / shares	$ 0.00
Balance as at the end (none of which are vested) | shares	371,536
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 4.83